Expense Example, No Redemption - First Trust International Developed Capital Strength Portfolio	I 1 Year	I 3 Years	I 5 Years	I 10 Years	II 1 Year	II 3 Years	II 5 Years	II 10 Years
USD ($)	122	3,810	6,412	10,045	97	3,789	6,397	10,041